Share Capital - Preferred Shares Issued and Outstanding (Details) - shares shares in Millions	Jun. 30, 2020	Dec. 31, 2020	May 31, 2020
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares		92.2
Series 8R
Reconciliation of number of shares outstanding [abstract]
Number of shares converted (in shares)	0.1
Number of shares	6.2	6.2	5.2
Series 9QR
Reconciliation of number of shares outstanding [abstract]
Number of shares converted (in shares)	1.1
Number of shares	5.0	5.0	6.0